Note 11 - Subsequent Event	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
1
1
.
Subsequent Event

On January 4, 2016, we enrolled the first patient in our Phase 1 clinical trial of SBP-101 in patients with previously treated pancreatic cancer. Under the terms of our License Agreement with the University of Florida Research Foundation, a milestone obligation of $50,000 is due and payable based upon this first enrollment and accordingly we recorded this obligation as a license expense as of this date. Due to our current financial condition, we have requested, and UFRF has agreed, to provide us 90 day payment terms for this obligation.